Tax - Schedule of deferred tax assets not recognised (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	£ 2,483	£ 2,367
Trading losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	£ 4	£ 4